The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Variable Portfolio – Global Bond Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 15, 2018 (Accession No. 0001193125-18-327884), which is incorporated herein by reference.